Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions
4. Acquisitions
2022 Acquisition
In December 2022, the Company completed the acquisition of ReedGroup for a preliminary purchase price of approximately $87 million, net of cash acquired. This acquisition was not material to the Company’s results of operations, financial position, or cash flows. The Company accounted for the acquisition as a business combination under Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”). The goodwill identified by this acquisition is primarily attributed to the synergies that are expected to be realized as well as intangible assets that do not qualify for separate recognition, such as assembled workforce. None of the goodwill is expected to be deductible for income tax purposes. The preliminary purchase price allocation was based upon a preliminary valuation, and the Company’s estimates and assumptions are subject to change within the measurement period (not to exceed twelve months following the acquisition date). Upon completion of this acquisition, the business is now wholly-owned by the Company and will be included within the Employer Solutions segment.
2021 Acquisitions
Alight Business Combination
On July 2, 2021, the Company completed the Business Combination for consideration transferred of approximately $5.0 billion. The Business Combination was accounted for using the acquisition method under ASC 805, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The final consideration and allocation of the purchase price to the fair value of the combined assets acquired and liabilities assumed is presented below.
On the Closing Date, the Company paid $36 million of deferred underwriting costs related to FTAC’s initial public offering and $37 million of fees related to the private placement transaction, which were treated as a reduction of equity. Approximately $21 million of the Company’s acquisition-related costs were paid on the Closing Date. Additionally, $39 million of seller transaction costs were paid on the Closing Date, including $36 million in advisory and investment banker fees that were contingent upon the consummation of the Business Combination. As these fees are considered success fees in nature, they are considered to have been incurred “on the line”, and therefore, were not recognized in the Consolidated Statements of Comprehensive Income (Loss) in either the Predecessor or Successor periods.
On the Closing Date, approximately $36 million of certain executive compensation-related expenses that were contingent upon the closing of the Business Combination were triggered. As these expenses were contingent upon the change-in-control
event, they are considered to have been incurred “on the line”, and therefore, were not recognized in the Consolidated Statements of Comprehensive Income (Loss) in either the Predecessor or Successor periods.
The following table summarizes the final consideration transferred (in millions):

Cash consideration to prior equityholders (1)	$1,055
Repayment of debt	1,814

Total cash consideration	$2,869

Continuing unitholders rollover equity into the Company (2)	1,414
Contingent consideration—Tax Receivable Agreement (3)	610
Contingent consideration—Seller Earnouts (3)	109

Total consideration transferred	$5,002

Noncontrolling interest (4)	$799

(1)	Includes cash consideration paid to reimburse seller for certain transaction expenses.
(2)
The Company issued approximately 141 million shares of Class A Common Stock that had a total fair value of approximately $1.4 billion based on the price of $10 per share on July 2, 2021, the acquisition date.

(3)
The TRA and Seller Earnouts represent liability classified contingent consideration. Refer to Note 9 “Stockholders’ and Members’ Equity”, Note 14 “Financial Instruments” and Note 15 “Tax Receivable Agreement” to our consolidated financial statements included in this Annual Report on Form
10-K
for the year ended December 31, 2022 for further discussion.

(4)
The fair value of the noncontrolling interest is based on the fair value of acquired business, which was determined based on the price of the Company’s Class A Common Stock at the July 2, 2021 Closing Date, plus the contingent consideration related to the Seller Earnouts. The noncontrolling interest is exchangeable for Class A Common Stock at the option of the holder. Refer to Note 9 “Stockholders’ and Members’ Equity” to our consolidated financial statements included in this Annual Report on Form
10-K
for the year ended December 31, 2022 for additional information.

The following table summarizes the final purchase price allocation (in millions):

Cash and cash equivalents	$460
Receivables	484
Fiduciary assets	1,015
Other current assets	162
Fixed assets	205
Other assets	425
Accounts payable and accrued liabilities	(327)
Fiduciary liabilities	(1,015)
Other current liabilities	(291)
Debt assumed	(2,370)
Deferred tax liabilities	(3)
Other liabilities	(396)
Intangible assets	4,078

Total identifiable net assets	$2,427

Goodwill	$3,374

Measurement Period Adjustments
During the first half of 2022, the Company recorded measurement period adjustments to its initial allocation of purchase price as a result of ongoing valuation procedures on assets acquired and liabilities assumed, including (i) a decrease in Receivables of $2 million, (ii) a decrease in Other current liabilities of $2 million, (iii) a decrease in consideration transferred of $8 million due to an updated TRA valuation, and (iv) a decrease of $1 million in noncontrolling interest due to the change in consideration transferred. The impact of these measurement period adjustments on the Consolidated Statements of Comprehensive Income (Loss) was not material.
Intangible Assets
Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805. The trade name intangible asset represents the corporate Alight tradename, which was valued using the relief-from-royalty method. The technology related intangible assets represent software developed by Alight Holdings to differentiate its product/service offerings for its customers, valued using the relief-from-royalty method. The customer-related and contract-based intangible assets represent strong, long-term relationships with customers, valued using the multi-period excess earnings method. The values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Definite lived trade names	$400	15
Technology related intangibles	$222	6
Customer-related and contract-based intangibles	$3,456	15
Goodwill
Approximately $3.4 billion has been allocated to goodwill following the closing of the Business Combination. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill, including assembled workforce and expected future market conditions. Of the goodwill established, $1.6 billion was tax deductible.

Retiree Health Exchange
On October 1, 2021, the Company completed the acquisition of AON Retiree Health Exchange, Inc., a retiree health exchange, for consideration transferred of approximately $199 million. The acquisition was accounted for using the acquisition method under ASC 805, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The consideration and allocation of the purchase price to the fair value of the combined assets acquired and liabilities assumed is presented below.
The following table summarizes the purchase price allocation (in millions):

Receivables	$1
Other current assets	29
Deferred tax assets	1
Accounts payable and accrued liabilities	(13)
Intangible assets	104

Fair value of net assets acquired and liabilities assumed	122
Goodwill	77

Total consideration	$199

Measurement Period Adjustments
During the third quarter of 2022, the Company recorded a measurement period adjustment to its initial allocation of purchase price as a result of ongoing valuation procedures on assets acquired and liabilities assumed of an increase of $1 million to deferred tax assets. There was no impact on the Consolidated Statements of Comprehensive Income (Loss) from this measurement period adjustment.
Intangible Assets and Goodwill
Intangible assets include customer-related and contract-based intangibles and technology with estimated useful lives of 13 years and 5 years, respectively. Approximately $77 million has been allocated to goodwill, all of which was tax deductible.
Other Acquisitions
The Company also completed one acquisition during the year ended December 31, 2021. The acquisition was not material to the Company’s results of operations, financial position, or cash flows. The Company accounted for the acquisition as a business combination under ASC 805. The goodwill identified by this acquisition is primarily attributed to the synergies that are expected to be realized as well as intangible assets that do not qualify for separate recognition, such as assembled workforce. Goodwill is not amortized and is deductible for tax purposes. Upon completion of this acquisition, the business is now wholly-owned by the Company.